Income Taxes Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Parent Current Tax Expense (Benefit)	$ 1.8	$ 9.7
Parent Deferred Income Tax Expense (Benefit)	0.0	0.0
Parent Income Tax Expense (Benefit)	1.8	9.7
Current Federal and State Tax Expense (Benefit)	2.6	0.8
Deferred Federal and State Tax Expense (Benefit)	0.0	0.0
Federal and State Income Tax Expense (Benefit) Continuing Operations	2.6	0.8
Current Foreign Tax Expense (Benefit)	12.3	18.8	$ 17.8
Deferred Foreign Income Tax Expense (Benefit)	9.4	(26.7)	8.2
Foreign Income Tax Expense (Benefit), Continuing Operations	21.7	(7.9)	26.0
Current Income Tax Expense (Benefit)	16.7	29.3	20.7
Deferred Income Tax Expense (Benefit)	9.4	(26.7)	23.3
Income tax expense	$ 26.1	$ 2.6	44.0
Current Federal Tax Expense (Benefit)			1.6
Deferred Federal Income Tax Expense (Benefit)			15.2
Federal Income Tax Expense (Benefit), Continuing Operations			16.8
Current State and Local Tax Expense (Benefit)			1.3
Deferred State and Local Income Tax Expense (Benefit)			(0.1)
State and Local Income Tax Expense (Benefit), Continuing Operations			$ 1.2